Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	May 31, 2010	Feb. 28, 2009 right	Dec. 31, 2008	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 23, 2009	Feb. 27, 2009
Stockholders' Equity
Repurchase program authorized amount	$ 45.0			$ 50.0
Repurchase program additional authorized amount			50.0
Cumulative shares repurchased under programs						3,658,408	270,159
Cumulative cost of shares repurchased under programs						$ 144.8	$ 20.5
Number of rights per common stock share authorized and declared as dividends		1
Beneficial ownership by a person or group of affiliated persons for rights to become exercisable, ownership percentage greater than		20.00%
Number of shares of junior preferred stock each right would initially enable the holder to purchase									0.001
Common stock value that may be purchased upon exercise of the right as multiple of exercise price of right		2
Number of economic equivalent shares of common stock for each fractional share of the junior preferred stock		1
Preferred stock authorized for issuance (in shares)					20,000,000	20,000,000		20,000,000
Preferred stock, par value (in dollars per share)					$ 0.01	$ 0.01		$ 0.01